Capital, Reserves and Warrants - Schedule of Warrants (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Common Shares [Line Items]
Beginning balance	1,477,785	59,003
Exercise of warrants and pre-funded warrants	883,556	81,274
Public Offering	377,000	555,556
LPC equity line	1,286,279	17,500
ATM program	637,460	104,147
Conversion convertible loan		660,345
Fractional shares		(40)
Ending balance	4,662,080	1,477,785